Document and Entity Information	Aug. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	EVO Payments, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38504
Entity Tax Identification Number	82-1304484
Entity Address, Address Line One	Ten Glenlake Parkway
Entity Address, Address Line Two	South Tower, Suite 950
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	709-7374
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001704596
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	EVOP
Security Exchange Name	NASDAQ